Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Large Cap Focus Growth V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
TransDigm Group, Inc. ................. 3,507 $ 4,851,198
Automobiles — 3.3%
Ferrari NV
(a)
........................ 7,036 3,010,564
Tesla, Inc.
(b)
......................... 18,526 4,801,198
7,811,762
Broadline Retail — 10.1%
Amazon.com, Inc.
(b)
................... 123,450 23,487,597
Building Products — 1.1%
Trane Technologies plc ................. 7,638 2,573,395
Capital Markets — 2.9%
KKR & Co., Inc. ...................... 30,918 3,574,430
S&P Global, Inc. ..................... 6,150 3,124,815
6,699,245
Chemicals — 0.9%
Sherwin-Williams Co. (The) .............. 5,851 2,043,111
Commercial Services & Supplies — 1.1%
Copart, Inc.
(b)
....................... 46,275 2,618,702
Electrical Equipment — 0.6%
Vertiv Holdings Co. , Class A ............. 20,252 1,462,194
Entertainment — 5.0%
(b)
Netflix, Inc. ......................... 8,529 7,953,548
Spotify Technology SA ................. 6,663 3,664,850
11,618,398
Financial Services — 4.7%
Visa, Inc. , Class A .................... 31,273 10,959,936
Ground Transportation — 0.6%
Old Dominion Freight Line, Inc.
(a)
.......... 9,054 1,497,984
Health Care Equipment & Supplies — 3.3%
(b)
Boston Scientific Corp. ................. 28,732 2,898,484
Intuitive Surgical, Inc. .................. 9,593 4,751,125
7,649,609
Hotels, Restaurants & Leisure — 1.1%
Hilton Worldwide Holdings, Inc. ........... 10,809 2,459,588
Interactive Media & Services — 10.0%
Alphabet, Inc. , Class A ................. 48,549 7,507,617
Meta Platforms, Inc. , Class A ............. 27,504 15,852,206
23,359,823
IT Services — 1.1%
Shopify, Inc. , Class A
(b)
................. 26,253 2,506,636
Life Sciences Tools & Services — 1.4%
Danaher Corp. ...................... 16,009 3,281,845
Pharmaceuticals — 3.9%
Eli Lilly & Co. ....................... 11,165 9,221,285
Real Estate Management & Development — 1.2%
CoStar Group, Inc.
(b)
................... 35,146 2,784,618
Semiconductors & Semiconductor Equipment — 17.6%
ASML Holding NV (Registered), NYRS , ADR
(a)
. 4,103 2,718,771
Broadcom, Inc. ...................... 59,149 9,903,317
NVIDIA Corp. ....................... 230,462 24,977,472
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR ........................... 21,202 3,519,532
41,119,092
Security
Shares
Shares Value
Software — 17.2%
AppLovin Corp. , Class A
(b)
............... 9,706 $ 2,571,799
Cadence Design Systems, Inc.
(b)
.......... 24,475 6,224,727
Intuit, Inc. .......................... 7,838 4,812,454
Microsoft Corp. ...................... 58,492 21,957,312
Salesforce, Inc. ...................... 16,832 4,517,035
40,083,327
Technology Hardware, Storage & Peripherals — 8.4%
Apple, Inc. ......................... 88,517 19,662,281
Total Common Stocks — 97 .6%
(Cost: $ 145,509,784 ) .............................. 227,751,626
Preferred Securities
Preferred Stocks — 1.6%
Interactive Media & Services — 1.6%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,906,152 )
(b) (c) (d)
................ 17,396 3,763,102
Total Preferred Securities — 1 .6%
(Cost: $ 1,906,152 ) ............................... 3,763,102
Total Long-Term Investments — 99.2%
(Cost: $ 147,415,936 ) .............................. 231,514,728
Short-Term Securities
Money Market Funds — 2.6%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(g)
................... 3,851,291 3,853,217
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22% ..................... 2,112,054 2,112,054
Total Short-Term Securities — 2 .6%
(Cost: $ 5,965,271 ) ............................... 5,965,271
Total Investments — 101 .8%
(Cost: $ 153,381,207 ) .............................. 237,479,999
Liabilities in Excess of Other Assets — (1.8) % ............. (4,297,454)
Net Assets — 100.0% ...............................
$ 233,182,545
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,763,102, representing 1.61% of its net assets as of period end, and an original cost of $1,906,152.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Large Cap Focus Growth V.I. Fund
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 3,853,175
(a)
$ — $ 42 $ — $ 3,853,217 3,851,291 $ 1,960
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 336,790 1,775,264
(a)
— — — 2,112,054 2,112,054 4,367 —
$ 42 $ — $ 5,965,271 $ 6,327 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Large Cap Focus Growth V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 227,751,626 $ — $ — $ 227,751,626
Preferred Securities ....................................... — — 3,763,102 3,763,102
Short-Term Securities
Money Market Funds ...................................... 5,965,271 — — 5,965,271
$ 233,716,897 $ — $ 3,763,102 $ 237,479,999
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ................................................................................... $ 3,143,457 $ 3,143,457
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a)
...................................................................................... 619,645 619,645
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of March 31, 2025 ......................................................................................
$ 3,763,102 $ 3,763,102
Net change in unrealized appreciation on investments still held at March 31, 2025
(a)
.........................................................
$ 619,645 $ 619,645
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Large Cap Focus Growth V.I. Fund
5
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
For the period end March 31, 2025, the valuation technique used recent prior transaction prices as inputs within the model used for the approximation of fair value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 investments as of period end.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 3,763,102 Market Revenue Multiple 1.50x —
Recent Transactions
(b)
—
$ 3,763,102
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares